Schedule H, Line 4i - Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule of Assets (Held at End of Year)

	Collective Investment Funds —
	GQG Partners International Equity CIT Fund (Class C)	8,615,832	$164,696,794
*	Columbia Trust Contrarian Core Fund	18,018,087	287,208,313
*	Columbia Trust Total Return Bond A Fund	10,232,467	130,873,250
	Peregrine Small Cap Growth CIT Fund	4,913,631	79,797,368
	Boston Partners Large Cap Value Equity CIT (Class D)	3,465,023	164,588,576
	Victory Small Cap Value Collective Fund (75)	1,493,640	78,703,644
	VOYA Target Solution Trust Income (Class 4)	4,916,227	103,279,118
	VOYA Target Solution Trust 2030 (Class 4)	3,579,289	112,795,495
	VOYA Target Solution Trust 2035 (Class 4)	3,613,860	125,655,505
	VOYA Target Solution Trust 2040 (Class 4)	3,095,456	119,422,320
	VOYA Target Solution Trust 2045 (Class 4)	2,865,772	118,201,653
	VOYA Target Solution Trust 2050 (Class 4)	1,835,486	76,504,460
	VOYA Target Solution Trust 2055 (Class 4)	1,098,138	46,051,768
	VOYA Target Solution Trust 2060 (Class 4)	1,048,401	31,287,557
	VOYA Target Solution Trust 2065 (Class 4)	781,092	14,589,423
	VOYA Target Solution Trust 2070 (Class 4)	113,237	1,203,993
	Wellington Trust NA CIF II Growth 2	6,489,603	278,014,608
	BlackRock US Equity Index Fund	12,686,175	424,402,029
	BlackRock Russell 2500 Index Fund	1,605,953	58,344,114
	BlackRock MSCI ACWI ex-US Index Fund	3,399,432	70,130,274
	BlackRock US Debt Index Fund	2,887,737	37,178,174
	John Hancock Disciplined Value Mid Cap Trust CIT	2,519,822	84,741,634
*	Principal/BlackRock Short-Term Investment Fund	12,940,290	12,940,290
*	Columbia Trust Stable High Quality Income Fund	12,465,124	129,263,338
	Total Collective Investment Funds		2,749,873,698

	Common Stock —
	Encompass Health Corp	24,900	2,642,886
	Idexx Corp	2,200	1,488,366
	Penumbra Inc.	12,499	3,886,064
	Alnylam Pharmaceuticals Inc.	6,325	2,515,136
	Halozyme Therapeutics Inc.	31,050	2,089,665
	Brown & Brown Inc.	25,075	1,998,478
	Houlihan Lokey Inc.	15,375	2,678,171
	Raymond James Financial Inc.	22,850	3,669,482
	Caseys General Stores Inc.	5,373	2,969,711
	Sprouts Farmers Markets LLC	19,650	1,565,516
	D.R. Horton Inc.	12,350	1,778,771
	Tapestry Inc.	28,662	3,662,144
	CAVA Group Inc.	37,000	2,171,530
	Pinterest Inc.	73,750	1,909,388
	Texas Roadhouse, Inc.	14,025	2,328,150

	Ross Stores Inc.	15,000	2,702,100
	Cloudfare Inc.	16,076	3,169,383
	Dynatrace Inc.	56,000	2,427,040
	Datadog Inc.	17,875	2,430,821
	Fair Issac, Inc.	1,500	2,535,930
	Guidewire Software Inc.	14,000	2,814,140
	Toast Inc.	41,100	1,459,461
	API Group Corp	78,000	2,984,280
	MongoDB Inc.	6,475	2,717,493
	Pure Storage Inc.	38,600	2,586,586
	Monolithic Power System Inc.	3,917	3,550,212
	Advanced Energy Inds Inc.	13,850	2,899,775
	Crane Holdings Co	18,508	3,413,430
	Curtiss Wright Corp Com	7,820	4,310,931
	EMCOR Group Inc.	7,079	4,330,861
	Fastenal Co	60,025	2,408,803
	HEICO Corp	8,633	2,793,552
	Quanta Services Inc.	6,959	2,937,116
	nVent Electric Plc	35,250	3,594,443
	Ollie's Bargain Outlet Holdings Inc.	28,353	3,107,772
	Credo Technology Group Holding Ltd	13,925	2,003,668
	Garmin Ltd	12,300	2,495,055
	Viking Holdings Ltd	47,491	3,391,332
	Total Common Stock		104,417,642

	Ameriprise Financial Stock Fund —
*	Ameriprise Financial, Inc. Common Shares	892,163	437,463,205
	Total Ameriprise Financial Stock Fund		437,463,205

***	Self-Directed Brokerage Account	$565,934,767	565,934,767

*	Loans to Participants —
	Various Loans, 3.25% — 9.5% due through 2055		29,315,929
	Less: Deemed distributions		(253,140)
	Net participant loans		29,062,789

	Assets Held at End of Year		$3,886,752,101